Loans to Customers, net (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Jan. 01, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Financial instrument disclosures
Loans to customers	$ 39,419,340	$ 27,341,254		$ 24,955,692
Commercial loans
Financial instrument disclosures
Loans to customers		15,209,534		13,739,589
Commercial loans
Financial instrument disclosures
Loans to customers		11,321,469		10,407,440
Foreign trade loans
Financial instrument disclosures
Loans to customers		1,300,079		957,214
Current account debtors
Financial instrument disclosures
Loans to customers		213,102		262,791
Factoring transactions
Financial instrument disclosures
Loans to customers		696,988		640,508
Student loans
Financial instrument disclosures
Loans to customers		50,478		44,705
Commercial lease transactions
Financial instrument disclosures
Loans to customers		1,556,221		1,370,038
Finance lease for real estate
Financial instrument disclosures
Loans to customers		758,970		653,575
Finance lease for other assets
Financial instrument disclosures
Loans to customers		813,038		727,941
Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		71,197		56,893
Mortgage loans
Financial instrument disclosures
Loans to customers		8,017,743		7,445,221
Mortgage bonds
Financial instrument disclosures
Loans to customers		21,222		29,773
Transferable mortgage loans
Financial instrument disclosures
Loans to customers		42,087		54,021
Other residential real estate mortgage loans
Financial instrument disclosures
Loans to customers		7,944,217		7,353,068
Credits from ANAP
Financial instrument disclosures
Loans to customers		6		8
Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		10,211		8,351
Consumer loans
Financial instrument disclosures
Loans to customers		4,113,977		3,770,882
Consumer loans in installments
Financial instrument disclosures
Loans to customers		2,693,951		2,363,447
Current account debtors
Financial instrument disclosures
Loans to customers		299,915		306,232
Credit card debtors
Financial instrument disclosures
Loans to customers		1,119,810		1,100,606
Consumer lease transactions
Financial instrument disclosures
Loans to customers		9
Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		292		597
Gross Balance
Financial instrument disclosures
Loans to customers		27,926,632		25,451,513
Gross Balance | Commercial loans
Financial instrument disclosures
Loans to customers		15,438,398		13,960,818
Gross Balance | Commercial loans
Financial instrument disclosures
Loans to customers		11,496,591		10,568,435
Gross Balance | Foreign trade loans
Financial instrument disclosures
Loans to customers		1,313,001		983,796
Gross Balance | Current account debtors
Financial instrument disclosures
Loans to customers		222,218		270,968
Gross Balance | Factoring transactions
Financial instrument disclosures
Loans to customers		701,005		646,835
Gross Balance | Student loans
Financial instrument disclosures
Loans to customers		51,919		46,024
Gross Balance | Commercial lease transactions
Financial instrument disclosures
Loans to customers		1,571,999		1,381,516
Gross Balance | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		81,665		63,244
Gross Balance | Mortgage loans
Financial instrument disclosures
Loans to customers		8,052,073		7,477,236
Gross Balance | Mortgage bonds
Financial instrument disclosures
Loans to customers		21,443		29,784
Gross Balance | Transferable mortgage loans
Financial instrument disclosures
Loans to customers		42,313		54,079
Gross Balance | Other residential real estate mortgage loans
Financial instrument disclosures
Loans to customers		7,978,092		7,384,797
Gross Balance | Credits from ANAP
Financial instrument disclosures
Loans to customers		6		8
Gross Balance | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		10,219		8,568
Gross Balance | Consumer loans
Financial instrument disclosures
Loans to customers		4,436,161		4,013,459
Gross Balance | Consumer loans in installments
Financial instrument disclosures
Loans to customers		2,957,493		2,538,740
Gross Balance | Current account debtors
Financial instrument disclosures
Loans to customers		312,783		316,678
Gross Balance | Credit card debtors
Financial instrument disclosures
Loans to customers		1,165,064		1,157,131
Gross Balance | Consumer lease transactions
Financial instrument disclosures
Loans to customers		9
Gross Balance | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		812		910
Accumulated Amortization
Financial instrument disclosures
Loans to customers		(585,378)	$ (569,638)	(495,821)	$ (554,769)
Accumulated Amortization | Commercial loans
Financial instrument disclosures
Loans to customers		(228,864)	(221,410)	(221,229)	(272,274)
Accumulated Amortization | Commercial loans
Financial instrument disclosures
Loans to customers		(175,122)		(160,995)
Accumulated Amortization | Foreign trade loans
Financial instrument disclosures
Loans to customers		(12,922)		(26,582)
Accumulated Amortization | Current account debtors
Financial instrument disclosures
Loans to customers		(9,116)		(8,177)
Accumulated Amortization | Factoring transactions
Financial instrument disclosures
Loans to customers		(4,017)		(6,327)
Accumulated Amortization | Student loans
Financial instrument disclosures
Loans to customers		(1,441)		(1,319)
Accumulated Amortization | Commercial lease transactions
Financial instrument disclosures
Loans to customers		(15,778)		(11,478)
Accumulated Amortization | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		(10,468)		(6,351)
Accumulated Amortization | Mortgage loans
Financial instrument disclosures
Loans to customers		(34,330)	(33,777)	(32,015)	(32,747)
Accumulated Amortization | Mortgage bonds
Financial instrument disclosures
Loans to customers		(221)		(11)
Accumulated Amortization | Transferable mortgage loans
Financial instrument disclosures
Loans to customers		(226)		(58)
Accumulated Amortization | Other residential real estate mortgage loans
Financial instrument disclosures
Loans to customers		(33,875)		(31,729)
Accumulated Amortization | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		(8)		(217)
Accumulated Amortization | Consumer loans
Financial instrument disclosures
Loans to customers		(322,184)	$ (314,451)	(242,577)	$ (249,748)
Accumulated Amortization | Consumer loans in installments
Financial instrument disclosures
Loans to customers		(263,542)		(175,293)
Accumulated Amortization | Current account debtors
Financial instrument disclosures
Loans to customers		(12,868)		(10,446)
Accumulated Amortization | Credit card debtors
Financial instrument disclosures
Loans to customers		(45,254)		(56,525)
Accumulated Amortization | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		$ (520)		$ (313)